Note 14 - Warehouse Credit Facilities - Mortgage Warehouse Credit Facilities (Details) (Parentheticals) - Warehouse Credit Facilities [Member] - London Interbank Offered Rate (LIBOR) [Member]	12 Months Ended
Dec. 31, 2021
Facility A [Member]
Basis spread	1.60%
Facility B [Member]
Basis spread	1.70%
Facility C [Member]
Basis spread	1.60%